Quarterly Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information [Line Items]
Total operating revenues	$ 79,127	$ 27,866	$ 23,689	$ 23,840	$ 13,233	$ 11,673	$ 6,580	$ 4,155	$ 4,792	$ 261,545	$ 60,799	$ 88,604	$ 27,200	$ 13,972
Total operating expenses	91,452	27,755	52,274	25,833	10,705	9,640	8,123	11,984	6,353	283,248	88,812	116,567	36,100	12,807
Operating income (loss)	(12,325)	111	(28,585)	(1,993)	2,528	2,033	(1,543)	(7,829)	(1,561)	(21,703)	(28,013)	(27,963)	(8,900)	1,165
Net income (loss)	7,143	(14,935)	(33,652)	19,586	(6,775)	2,397	(6,523)	(12,884)	(2,334)	133,462	(20,841)
Scenario, Previously Reported
Quarterly Financial Information [Line Items]
Total operating revenues			23,665
Operating income (loss)			$ (28,609)